[Transamerica Financial Life Insurance Company]

May 4, 2009

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D. C. 20549-0506

RE:	TFLIC Separate Account VNY

Advisor’s Edge NY Variable Annuity (333-122235)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

TFLIC SEPARATE ACCOUNT VNY

By: Transamerica Financial Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

General Counsel

Transamerica Capital Management